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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        6/30/05
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Phila, Pa 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Phila, PA            July 18, 2005
-------------------------------    ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            149
                                                           --------------------

Form 13F Information Table Value Total:                     $  234,911
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     4534    62716 SH       SOLE                    62716
Abbott Labs                    Com              002824100     1195    24382 SH       SOLE                    24382
Adesa Inc                      Com              00686U104      561    25750 SH       SOLE                    25750
Air Prods & Chems Inc          Com              009158106     2021    33524 SH       SOLE                    33524
Alcoa Inc                      Com              013817101     2077    79495 SH       SOLE                    77995              1500
Allete Inc                     Com              018522102      445     8908 SH       SOLE                     8908
Altria Group Inc               Com              02209S103      496     7668 SH       SOLE                     7668
AmSouth Bancorp                Com              032165102     1936    74460 SH       SOLE                    74460
American Express Co            Com              025816109      583    10950 SH       SOLE                     9950              1000
American Intl Group            Com              026874107     1056    18179 SH       SOLE                    17579               600
Amgen Inc                      Com              031162100     3617    59821 SH       SOLE                    59821
Anheuser Busch Cos Inc         Com              035229103      565    12350 SH       SOLE                    12350
Aqua America Inc               Com              03836W103     1095    36830 SH       SOLE                    36830
Automatic Data Process         Com              053015103     3488    83115 SH       SOLE                    82815               300
Avery Dennison Corp            Com              053611109      980    18500 SH       SOLE                    18500
Avon Prods Inc                 Com              054303102      364     9605 SH       SOLE                     9605
BP Plc Spons ADR               Com              055622104     3170    50819 SH       SOLE                    50299               520
Bank Of America Corp           Com              060505104     4184    91731 SH       SOLE                    90399              1332
Baxter International           Com              071813109      286     7700 SH       SOLE                     5950              1750
Beckman Coulter                Com              075811109      825    12975 SH       SOLE                    12975
Becton Dickinson & Co          Com              075887109     1589    30281 SH       SOLE                    30281
Bellsouth Corp                 Com              079860102      656    24681 SH       SOLE                    24681
Berkshire Hathaway Cl B        Com              084670207      732      263 SH       SOLE                      263
Black & Decker Corp            Com              091797100      782     8700 SH       SOLE                     8700
Blackrock Municipal Target Ter Com              09247M105      161    15800 SH       SOLE                    15800
Boeing Co                      Com              097023105     3208    48600 SH       SOLE                    48600
Bristol Myers Squibb           Com              110122108     1542    61738 SH       SOLE                    60138              1600
Burlington Nrthn Santa         Com              12189T104      272     5778 SH       SOLE                     5778
Burlington Resources           Com              122014103     2122    38420 SH       SOLE                    38020               400
Cabot Corp                     Com              127055101     1573    47665 SH       SOLE                    47665
Cabot Microelectronics         Com              12709P103      380    13091 SH       SOLE                    13091
Centurytel Inc                 Com              156700106      395    11393 SH       SOLE                    11393
Chevron Corp                   Com              166764100     6998   125143 SH       SOLE                   125143
Chubb Corp                     Com              171232101     2246    26232 SH       SOLE                    26232
Cigna Corp                     Com              125509109      588     5496 SH       SOLE                     5496
Cisco Sys Inc                  Com              17275R102     1043    54680 SH       SOLE                    52680              2000
Citigroup Inc                  Com              172967101     4293    92866 SH       SOLE                    91738              1128
Coca Cola Co                   Com              191216100     1681    40256 SH       SOLE                    40256
Colgate Palmolive Co           Com              194162103      866    17350 SH       SOLE                    17350
Comcast Corp Cl A              Com              20030N101      572    18666 SH       SOLE                    18343               323
Comcast Corp Cl A Spl          Com              20030N200     2766    92338 SH       SOLE                    91338              1000
Commerce Bancshares            Com              200525103      325     6447 SH       SOLE                     6447
Commerce Group Inc Mass        Com              200641108      311     5000 SH       SOLE                     5000
Computer Sciences Corp         Com              205363104      284     6500 SH       SOLE                     6500
ConAgra Foods Inc              Com              205887102     2809   121308 SH       SOLE                   120908               400
ConocoPhillips                 Com              20825C104      546     9504 SH       SOLE                     9504
Corning Inc                    Com              219350105      366    22050 SH       SOLE                    20400              1650
DJ US Healthcare Sector iShare Com              464287762     1044    17079 SH       SOLE                    17079
Deere & Co                     Com              244199105      294     4492 SH       SOLE                     4492
Dell Inc                       Com              24702R101     1632    41360 SH       SOLE                    41360
Dentsply International         Com              249030107      786    14547 SH       SOLE                    14547
Diamonds Tr Unit Ser 1         Com              252787106      325     3165 SH       SOLE                     3165
Disney Walt Co                 Com              254687106     2233    88675 SH       SOLE                    88675
Dominion Res Va                Com              25746U109      976    13301 SH       SOLE                    13301
Dow Chem Co                    Com              260543103      250     5610 SH       SOLE                     5610
Du Pont E I De Nemours         Com              263534109     4501   104654 SH       SOLE                   104654
Duke Energy Corp               Com              264399106      697    23450 SH       SOLE                    23450
Duke Realty Corp               Com              264411505      244     7710 SH       SOLE                     7710
Emerson Elec Co                Com              291011104     4269    68155 SH       SOLE                    67855               300
Exxon Mobil Corp               Com              30231G102    13300   231418 SH       SOLE                   227750              3668
FPL Group Inc                  Com              302571104     1525    36254 SH       SOLE                    35852               402
First Financial Holdings       Com              320239106      299    10000 SH       SOLE                    10000
Gannett Inc                    Com              364730101     1344    18897 SH       SOLE                    18697               200
General Elec Co                Com              369604103     9368   270355 SH       SOLE                   270355
General Mills                  Com              370334104      525    11227 SH       SOLE                    11227
Gillette Co                    Com              375766102      349     6900 SH       SOLE                     6900
Glaxo SmithKline ADR           Com              37733W105      745    15350 SH       SOLE                    14750               600
Guidant Corp                   Com              401698105      414     6150 SH       SOLE                     5150              1000
Harley Davidson Inc            Com              412822108     2097    42275 SH       SOLE                    42275
Heinz H J Co                   Com              423074103     1060    29935 SH       SOLE                    28935              1000
Home Depot Inc                 Com              437076102      931    23935 SH       SOLE                    23935
IShares MSCI EAFE Index Fd     Com              464287465      277     5295 SH       SOLE                     5295
Ingersoll-Rand Co Cl A         Com              G4776G101      985    13805 SH       SOLE                    12805              1000
Intel Corp                     Com              458140100     3192   122690 SH       SOLE                   121290              1400
International Bus Mach         Com              459200101     5776    77849 SH       SOLE                    77749               100
Intl Paper Co                  Com              460146103      483    16002 SH       SOLE                    16002
Ishares MSCI Japan Index Fd    Com              464286848      758    74800 SH       SOLE                    74800
Ishares Tr DJ Us Tech Sec      Com              464287721     1096    23945 SH       SOLE                    23945
Ishares Tr S&P 500 Index       Com              464287200      481     4035 SH       SOLE                     4035
Ishares Tr S&P Small Cap 600   Com              464287804      686    12460 SH       SOLE                    12460
JPMorgan Chase & Co            Com              46625H100     3652   103395 SH       SOLE                   102895               500
Johnson & Johnson              Com              478160104    12501   192324 SH       SOLE                   180964             11360
Johnson Ctls Inc               Com              478366107     1244    22088 SH       SOLE                    22088
KB Home                        Com              48666K109     1381    18120 SH       SOLE                    18120
Keycorp                        Com              493267108      235     7100 SH       SOLE                     7100
Kimberly Clark Corp            Com              494368103     1885    30118 SH       SOLE                    29518               600
Koninkijke Philips Elec Reg Sh Com              500472303      367    14554 SH       SOLE                    12354              2200
Liberty All-Star Equity Fd     Com              530158104      122    13534 SH       SOLE                    13534
Liberty Ppty Tr Sh Ben Int     Com              531172104      248     5600 SH       SOLE                     5600
Lilly Eli & Co                 Com              532457108      969    17400 SH       SOLE                    17400
Lucent Technologies            Com              549463107      247    84956 SH       SOLE                    84956
MBIA Inc                       Com              55262C100      677    11420 SH       SOLE                    11420
MDU Research Group             Com              552690109      228     8100 SH       SOLE                     8100
Marshall & Ilsley Corp         Com              571834100     2004    45084 SH       SOLE                    45084
McDonald's Corp                Com              580135101      413    14900 SH       SOLE                    14900
McGraw-Hill Inc                Com              580645109      226     5100 SH       SOLE                     5100
McKesson Corp                  Com              58155Q103      354     7900 SH       SOLE                     7900
Medco Health Solutions         Com              58405U102      923    17298 SH       SOLE                    16874               424
Medtronic Inc                  Com              585055106     2399    46313 SH       SOLE                    46113               200
Mellon Finl Corp               Com              58551A108      844    29402 SH       SOLE                    29402
Merck & Co Inc                 Com              589331107     2270    73708 SH       SOLE                    72628              1080
Merrill Lynch & Co Inc         Com              590188108     1647    29935 SH       SOLE                    29935
Microsoft Corp                 Com              594918104     3185   128224 SH       SOLE                   128224
Midcap Spdr Tr Ser 1           Com              595635103      991     7916 SH       SOLE                     7916
Morgan Stanley                 Com              617446448      400     7617 SH       SOLE                     7617
Motorola Inc                   Com              620076109      654    35800 SH       SOLE                    35800
MuniHldgs Florida Insd         Com              62624W105      298    19000 SH       SOLE                    19000
Nextel Communications Cl A     Com              65332V103      384    11900 SH       SOLE                    11900
Nisource Inc                   Com              65473P105     1998    80780 SH       SOLE                    80280               500
Norfolk Southern Corp          Com              655844108      418    13500 SH       SOLE                    13500
Nuveen Muni Advantage Fd       Com              67062H106      219    14000 SH       SOLE                    14000
PNC Finl Svcs Group            Com              693475105      789    14492 SH       SOLE                    14492
PPG Inds Inc                   Com              693506107      471     7509 SH       SOLE                     7509
PPL Corporation                Com              69351T106      565     9518 SH       SOLE                     9518
Pall Corp                      Com              696429307     2367    77971 SH       SOLE                    77971
Parkvale Financial             Com              701492100      215     7860 SH       SOLE                     7860
Pepsico Inc                    Com              713448108     5634   104472 SH       SOLE                   103472              1000
Pfizer Inc                     Com              717081103     3302   119712 SH       SOLE                   119012               700
Pitney Bowes Inc               Com              724479100      351     8064 SH       SOLE                     8064
Procter & Gamble Co            Com              742718109     4629    87762 SH       SOLE                    86762              1000
Progress Energy Inc            Com              743263105      365     8075 SH       SOLE                     8075
Public Svc Enterprise          Com              744573106      226     3711 SH       SOLE                     3711
Radioshack Corp                Com              750438103      287    12400 SH       SOLE                    12400
Raytheon Co                    Com              755111507      214     5465 SH       SOLE                     5465
Rohm & Haas Co                 Com              775371107      439     9483 SH       SOLE                     9483
Royal Dutch Pete Co            Com              780257804      366     5640 SH       SOLE                     5640
Royal Dutch Pete Co NY Reg Gld Com              780990305      704    10850 SH       SOLE                    10850
SBC Communications             Com              78387G103     2507   105556 SH       SOLE                   104556              1000
Schering Plough Corp           Com              806605101      377    19767 SH       SOLE                    19767
Schlumberger Ltd               Com              806857108      723     9525 SH       SOLE                     9325               200
Spdr Tr Unit Ser 1             Com              78462F103     3542    29718 SH       SOLE                    29718
State Str Corp                 Com              857477103      765    15845 SH       SOLE                    15845
Suntrust Bks Inc               Com              867914103      714     9884 SH       SOLE                     9884
Sysco Corp                     Com              871829107     2383    65845 SH       SOLE                    65445               400
Target Corp                    Com              87612E106     1455    26740 SH       SOLE                    26440               300
Teleflex Inc                   Com              879369106      232     3900 SH       SOLE                     3900
Texas Instruments              Com              882508104     3336   118855 SH       SOLE                   118455               400
Union Pac Corp                 Com              907818108      853    13160 SH       SOLE                    13160
Unocal Corp                    Com              915289102      315     4850 SH       SOLE                     4550               300
Vanguard Index Tr Stk Mkt Vipe Com              922908769     3821    32615 SH       SOLE                    32615
Verizon Communications         Com              92343V104     4575   132410 SH       SOLE                   132110               300
Wachovia Corp                  Com              929903102     3809    76789 SH       SOLE                    76789
Wal Mart Stores Inc            Com              931142103      337     7000 SH       SOLE                     7000
Wells Fargo & Co               Com              949746101     1205    19560 SH       SOLE                    19560
Williams Cos Inc Del           Com              969457100      309    16250 SH       SOLE                    16250
Wyeth                          Com              983024100     2688    60409 SH       SOLE                    60109               300
Ishares Tr 1-3 Yr Tr Index     Com              464287457      542 6668.000 SH       SOLE                 6668.000
Ishares Tr 7-10 Yr Tr Index    Com              464287440      256 2945.000 SH       SOLE                 2945.000
Ishares Tr GS Corp Bd          Com              464287242      333 2972.000 SH       SOLE                 2972.000